SIGNIFICANT RISKS AND UNCERTAINTIES INCLUDING BUSINESS AND CREDIT CONCENTRATIONS	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
SIGNIFICANT RISKS AND UNCERTAINTIES INCLUDING BUSINESS AND CREDIT CONCENTRATIONS
NOTE 4 — SIGNIFICANT RISKS AND UNCERTAINTIES INCLUDING BUSINESS AND CREDIT CONCENTRATIONS

The Corporation’s primary market risks include fluctuations in oil and gas commodity prices which affect demand for and pricing of services. All of the Corporation’s customers are involved in the oil and natural gas industry, which expose the Corporation to credit risk because the customers may be similarly affected by changes in economic and industry conditions. Further, the Corporation generally provides services and extends credit to a relatively small group of key customers that account for a significant percentage of accounts receivable of the Corporation at any given time. Due to the nature of the Corporation’s contracts and customers’ projects, the largest customers can change from year to year and the largest customers in any year may not be indicative of the largest customers in any subsequent year. If any key customers were to terminate their contracts or fail to contract for future services due to changes in ownership or business strategy or for any other reason, the Corporation’s results of operations could be affected.

The Corporation has cash in banks, including restricted cash, which, at times, may exceed insured limits, established in the United States and foreign countries. The Corporation has not experienced any losses in such accounts and management believes it is not exposed to any significant credit risk on cash and short-term investments.

The Corporation conducts operations outside the United States, which exposes the Corporation to market risks from changes in foreign exchange rates (see Note 18).